Cover	Aug. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	Sema4 Holdings Corp.
Entity Central Index Key	0001818331
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39482
Entity Tax Identification Number	85-1966622
Entity Address, Address Line One	333 Ludlow Street, North Tower, 8th Floor
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	800
Local Phone Number	298-6470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SMFR
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SMFRW
Security Exchange Name	NASDAQ